Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2018
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Subsidiary Entities and Subsidiary Companies

NOTE 5. SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES

As of December 31, 2018 and 2017, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Cogeneration and Services (until July 27, 2018, see Note 1), Pemex Drilling and Services, Pemex Logistics, Pemex Fertilizers and Pemex Ethylene.

As of December 31, 2018 and 2017, the consolidated Subsidiary Companies are as follows:

•	PEP Marine, DAC. (PEP DAC) (i)(xi)

•	P.M.I. Services, B.V. (PMI SHO) (i)

•	P.M.I. Holdings, B.V. (PMI HBV) (i)(vi)

•	P.M.I. Trading DAC (PMI DAC) (i)(xii)

•	PEMEX Internacional España, S. A. (PMI SES) (i)(iv)

•	P.M.I. Holdings Petróleos España, S. L. (HPE) (i)

•	P.M.I. Services North America, Inc. (PMI SUS) (i)

•	P.M.I. Holdings North America, Inc. (PMI HNA) (i)(v)

•	P.M.I. Norteamérica, S. A. de C. V. (PMI NASA) (i)

•	P.M.I. Comercio Internacional, S. A. de C. V. (PMI CIM) (i)(ii)

•	P.M.I. Field Management Resources, S. L. (FMR) (i)(vii)

•	P.M.I. Campos Maduros SANMA, S. de R. L. de C. V. (SANMA)

•	Pro-Agroindustria, S. A. de C. V. (AGRO)

•	P.M.I. Azufre Industrial, S. A. de C. V. (PMI AZIND) (ix)

•	P.M.I. Infraestructura de Desarrollo, S. A. de C. V. (PMI ID) (i)

•	P.M.I. Cinturón Transoceánico Gas Natural, S. A. de C. V. (PMI CT) (i)

•	P.M.I. Transoceánico Gas LP, S. A. de C. V. (PMI TG) (i)

•	P.M.I. Servicios Portuarios Transoceánicos, S. A. de C. V. (PMI SP) (i)

•	P.M.I. Midstream del Centro, S. A. de C. V. (PMI MC) (i)

•	PEMEX Procurement International, Inc. (PPI)

•	Hijos de J. Barreras, S. A. (HJ BARRERAS) (ii)

•	PEMEX Finance, Ltd. (FIN) (x)

•	Mex Gas Internacional, S. L. (MGAS)

•	Pemex Desarrollo e Inversión Inmobiliaria, S. A. de C. V. (PDII)

•	Kot Insurance Company, AG. (KOT)

•	PPQ Cadena Productiva, S.L. (PPQCP)

•	III Servicios, S. A. de C. V. (III Servicios)

•	PM.I. Ducto de Juárez, S. de R.L. de C.V. (PMI DJ)(i)

•	PMX Cogeneración Internacional, S.L. (MG COG) (viii)

•	PMX Cogeneración S.A.P.I. de C.V. (PMX COG) (viii)

•	PMX Fertilizantes Holding, S.A de C.V. (PMX FH)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (PMX FP)

•	Grupo Fertinal (GP FER)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (COMESA)(ii)

•	P.M.I. Trading Mexico, S.A. de C.V. (TRDMX) (iii)

•	Holdings Holanda Services, B.V. (HHS) (vi)

i. Member Company of the “PMI Subsidiaries”.

ii. Non-controlling interest company.

iii. As of January 2017, this company started operations and was included in the consolidated financial statements of PEMEX.

iv. As of February 2017, this company merged with HPE.

v. As of June 2017, this company merged with SUS.

vi. As of October 2017, PMI HBV was divided, and HHS was created and included in the consolidated financial statements of PEMEX.

vii. This company was liquidated in 2017.

viii. As of December 2017, PEMEX acquired shares in these companies and they were included in the consolidated financial statements of PEMEX.

ix. As of August 2018, this company was consolidated by MGAS.

x. On December 17, 2018 PEMEX aquired the total shares in this company and as of December 31, 2018 this company is no longer part of the non-controlling interest.

xi. Formerly P.M.I. Marine DAC until August, 2018

xii. Formerly P.M.I. Trading Ltd until August, 2018.